Equity Instruments - Redeemable Convertible Preferred Stock, Narrative (Details)	Jun. 30, 2021 shares	Dec. 31, 2020 shares	Jun. 30, 2020 shares	Apr. 13, 2020	Dec. 31, 2019 shares	Feb. 28, 2019	Dec. 31, 2018 shares
Equity [Abstract]
Redeemable convertible preferred stock, shares oustanding	117,734,383	117,734,383	103,201,832		27,967,896		25,602,868
Number of shares issuable	147,876,672	147,876,672
Conversion ratio				3	1	1